PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES
PREPAID EXPENSES

NOTE 8 – PREPAID EXPENSES

Prepaid expenses are as follows:

	December 31,	December 31,
	2022	2021
Prepaid R&D costs	$383,390	$329,033
Prepaid insurance	508,084	684,191
Prepaid expense	8,500	2,250
Total	$899,974	$1,015,474
Less: Short-term portion	(516,584)	(715,474)
Long-term portion	$383,390	$300,000